Document and Entity Information	Oct. 02, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001474439
Document Type	8-K
Document Period End Date	Oct. 02, 2020
Entity Registrant Name	TELENAV, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34720
Entity Tax Identification Number	77-0521800
Entity Address, Address Line One	4655 Great America Parkway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	(408)
Local Phone Number	245-3800
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 Par Value per Share
Trading Symbol	TNAV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false